Statement of compliance (Details) - IFRS 16 R in Billions	Jun. 30, 2018 ZAR (R)
Minimum
Statement of compliance [Line items]
Additional lease liabilities	R 9
Impact of additional lease liabilities on gearing (as a percent)	4.50%
Maximum
Statement of compliance [Line items]
Additional lease liabilities	R 12
Impact of additional lease liabilities on gearing (as a percent)	6.50%
South Africa | Minimum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	9.95%
South Africa | Maximum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	11.95%
China | Minimum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	5.00%
China | Maximum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	7.80%
United States of America | Minimum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	3.00%
United States of America | Maximum
Statement of compliance [Line items]
Incremental borrowing rates (as a percent)	7.00%